Subsequent Events (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Estimated Useful Life
Computer hardware	4 years
Tool and machine	4 years
Computer equipment	3 years

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment Useful Lives
Computer hardware	4 years
Computer equipment	3 years